Junior Subordinated Deferrable Interest Debentures (Key Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 160,416,000	$ 160,416,000
Trust VI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	6.07%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.45%
Trust VIII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	5.49%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.05%
Trust IX
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238,000
Interest rate (as a percent)	4.02%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000
Interest rate (as a percent)	4.19%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990,000
Interest rate (as a percent)	4.02%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619,000
Interest rate (as a percent)	4.19%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.45%